Business Combination - Schedule of Assets and Liabilities Recognized Acquisitions (Details)	Jun. 30, 2026 USD ($)
Schedule of Assets and Liabilities Recognized Acquisitions [Abstract]
Cash and cash equivalents	$ 54,112
Intangible assets, net	291,154
Inventories	4,492
Other current assets	658
Trade payables and other current liabilities	(139,203)
Accumulated other comprehensive loss	(4,593)
Net identifiable assets acquired	206,620
Less: non-controlling interest	(12,313)
Add: goodwill	105,693
Total purchase consideration	$ 300,000